VOYA LETTERHEAD

LAW/PRODUCT FILING UNIT

ONE ORANGE WAY, C2N

WINDSOR, CT 06095-4774

PETER M. SCAVONGELLI

SENIOR COUNSEL

PHONE:  (860) 580-1631  |  EMAIL:  PETER.SCAVONGELLI@VOYA.COM

May 2, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk	BY EDGARLINK

Re:	Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Voya Flexible Income File Nos.: 333-109622 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended that:

•         The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•         The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 26, 2019.

If you have any questions, please call the undersigned at (860) 580-1631.

Sincerely,

/s/ Peter M. Scavongelli

Peter M. Scavongelli

PLAN | INVEST | PROTECT	Voya Logo

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